Commitments and Contingencies (Details) - Schedule of Components of Lease Expense - Unique Logistics International, Inc. [Member] - USD ($)	3 Months Ended		12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	May 31, 2023	May 31, 2022
Commitments and Contingencies (Details) - Schedule of Components of Lease Expense [Line Items]
Operating lease	$ 587,418	$ 409,354	$ 1,955,377	$ 1,717,807
Interest on lease liabilities	211,151	59,100	594,366	209,536
Total net lease cost	$ 798,569	$ 468,454	$ 2,540,217	$ 1,927,343